Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
Incurred interest expense	$ 16,664	$ 16,838
Incurred accretion expense	6,807	7,885
Recorded expenses	$ 52,264	$ 126,173